Real Estate - Components of Property Operating Income (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property operating income
Revenue from External Customer [Line Items]
Income	$ 458,898	$ 487,093	$ 1,960,559	$ 1,873,055	$ 176,412
Total Lease Revenue
Revenue from External Customer [Line Items]
Income		203,100
Fixed lease revenue
Revenue from External Customer [Line Items]
Income	170,414
Variable lease revenue
Revenue from External Customer [Line Items]
Income	16,349
Rental income
Revenue from External Customer [Line Items]
Income			410,368	492,570	129,542
Tenant reimbursements
Revenue from External Customer [Line Items]
Income			69,995	77,373	17,849
Resident fee income
Revenue from External Customer [Line Items]
Income	186,763		275,911	286,818	0
Hotel operating income
Revenue from External Customer [Line Items]
Income	$ 272,135	$ 284,000	$ 1,204,285	$ 1,016,294	$ 29,021